UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund: BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Core Retirement Portfolio

BlackRock Large Cap Growth Fund

BlackRock Large Cap Growth Retirement Portfolio

BlackRock Large Cap Value Fund

BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC

Master Large Cap Core Portfolio

Master Large Cap Growth Portfolio

Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap

            Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2015

Date of reporting period: 12/31/2014

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Large Cap Core Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio	$1,822,741,677
Total Investments (Cost — $1,383,734,457) — 100.1%	1,822,741,677
Liabilities in Excess of Other Assets — (0.1)%	(1,672,721)

Net Assets — 100.0%	$1,821,068,956

Notes to Schedule of Investments

BlackRock Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,822,741,677 and 73.8%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014	1

Schedule of Investments December 31, 2014 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
Raytheon Co.	4,000	$432,680
Air Freight & Logistics — 1.5%
FedEx Corp.	3,260	566,132
Airlines — 2.6%
Delta Air Lines, Inc.	1,520	74,769
Southwest Airlines Co.	8,890	376,225
United Continental Holdings, Inc. (a)(b)	7,740	517,729

		968,723
Banks — 15.5%
Bank of America Corp.	65,497	1,171,741
Citigroup, Inc. (b)	19,110	1,034,042
JPMorgan Chase & Co.	22,333	1,397,599
SunTrust Banks, Inc.	18,750	785,625
U.S. Bancorp (b)	25,420	1,142,629
Wells Fargo & Co.	4,500	246,690

		5,778,326
Beverages — 3.3%
Dr. Pepper Snapple Group, Inc.	10,010	717,517
Molson Coors Brewing Co., Class B	6,880	512,698

		1,230,215
Biotechnology — 2.5%
Amgen, Inc. (b)	5,630	896,803
Forward Pharma A/S — ADR (a)	2,030	42,285

		939,088
Capital Markets — 1.1%
The Goldman Sachs Group, Inc.	2,100	407,043
Chemicals — 1.7%
Cabot Corp.	4,684	205,440
The Dow Chemical Co.	3,310	150,969
PPG Industries, Inc.	1,160	268,134

		624,543
Commercial Services & Supplies — 0.6%
Tyco International PLC	5,450	239,037
Communications Equipment — 5.1%
Brocade Communications Systems, Inc.	44,770	530,077
Cisco Systems, Inc.	29,360	816,648
QUALCOMM, Inc. (b)	7,720	573,828

		1,920,553
Construction & Engineering — 1.0%
AECOM Technology Corp. (a)	12,020	365,047
Consumer Finance — 3.8%
Discover Financial Services (b)	15,300	1,001,997
SLM Corp.	42,245	430,477

		1,432,474

Common Stocks	Shares	Value
Containers & Packaging — 0.9%
Packaging Corp. of America	4,366	$340,766
Electronic Equipment, Instruments & Components — 0.9%
TE Connectivity Ltd.	2,230	141,047
Zebra Technologies Corp., Class A (a)	2,360	182,687

		323,734
Energy Equipment & Services — 3.6%
Halliburton Co.	5,290	208,056
Oceaneering International, Inc.	1,700	99,977
Schlumberger Ltd. (b)	10,450	892,535
Weatherford International PLC (a)	13,710	156,979

		1,357,547
Food & Staples Retailing — 4.1%
CVS Health Corp. (b)	13,960	1,344,488
Wal-Mart Stores, Inc.	2,300	197,524

		1,542,012
Food Products — 0.4%
Pilgrim’s Pride Corp. (a)	1,500	49,185
Tyson Foods, Inc., Class A	2,300	92,207

		141,392
Health Care Providers & Services — 11.0%
Aetna, Inc. (b)	9,930	882,082
Centene Corp. (a)	4,620	479,787
Cigna Corp.	5,590	575,267
Humana, Inc.	1,470	211,136
Laboratory Corp. of America Holdings (a)	1,300	140,270
McKesson Corp.	2,810	583,300
UnitedHealth Group, Inc.	6,980	705,608
Universal Health Services, Inc., Class B	4,858	540,501

		4,117,951
Hotels, Restaurants & Leisure — 1.1%
Aramark	3,292	102,546
Las Vegas Sands Corp.	5,010	291,382

		393,928
Household Durables — 0.6%
PulteGroup, Inc.	10,100	216,746
Industrial Conglomerates — 3.1%
3M Co.	7,100	1,166,672
Insurance — 3.8%
American International Group, Inc.	14,610	818,306
The Travelers Cos., Inc.	5,665	599,640

		1,417,946
Internet & Catalog Retail — 0.6%
The Priceline Group, Inc. (a)	186	212,079

Portfolio Abbreviation
ADR	American Depositary Receipts

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services — 5.4%
Facebook, Inc., Class A (a)	10,320	$805,166
Google, Inc., Class A (a)	1,169	620,342
Google, Inc., Class C (a)	1,159	610,098

		2,035,606
IT Services — 5.7%
Alliance Data Systems Corp. (a)	390	111,559
Amdocs Ltd.	6,648	310,162
DST Systems, Inc. (b)	5,475	515,471
MasterCard, Inc., Class A (b)	11,040	951,206
Total System Services, Inc.	7,387	250,863

		2,139,261
Machinery — 2.6%
Dover Corp.	2,350	168,542
Parker Hannifin Corp.	2,978	384,013
WABCO Holdings, Inc. (a)	3,990	418,072

		970,627
Media — 3.2%
Comcast Corp., Class A (b)	20,940	1,214,729
Metals & Mining — 0.2%
Vale SA — ADR	8,630	70,593
Multiline Retail — 0.9%
Macy’s, Inc.	5,160	339,270
Multi-Utilities — 0.5%
Public Service Enterprise Group, Inc.	4,100	169,781
Oil, Gas & Consumable Fuels — 7.0%
BP PLC — ADR	13,800	526,056
Exxon Mobil Corp. (b)	295	27,273
Hess Corp.	5,513	406,970
Marathon Petroleum Corp.	3,096	279,445
PBF Energy, Inc., Class A	5,840	155,578
Suncor Energy, Inc. (b)	20,585	654,191
Tesoro Corp. (b)	7,640	568,034

		2,617,547
Paper & Forest Products — 1.2%
Domtar Corp.	11,230	451,671
Pharmaceuticals — 5.3%
AstraZeneca PLC — ADR	6,890	484,918
Merck & Co., Inc. (b)	4,526	257,032
Shire PLC — ADR	1,660	352,816
Teva Pharmaceutical Industries Ltd. — ADR	15,368	883,814

		1,978,580
Road & Rail — 2.1%
Norfolk Southern Corp.	5,710	625,873
Union Pacific Corp.	1,280	152,486

		778,359
Semiconductors & Semiconductor Equipment — 5.7%
Intel Corp.	29,400	1,066,926
Micron Technology, Inc. (a)(b)	30,620	1,072,006

		2,138,932
Software — 2.3%
Microsoft Corp. (b)	7,930	368,349

Common Stocks	Shares	Value
Software (concluded)
Oracle Corp.	10,650	$478,930

		847,279
Specialty Retail — 6.3%
The Home Depot, Inc.	5,000	524,850
Lowe’s Cos., Inc.	18,440	1,268,672
Ross Stores, Inc.	6,110	575,929

		2,369,451
Technology Hardware, Storage & Peripherals — 8.7%
Apple Inc. (b)	5,280	582,806
EMC Corp.	24,940	741,716
Hewlett-Packard Co.	17,543	704,001
SanDisk Corp.	3,180	311,576
Western Digital Corp.	8,170	904,419

		3,244,518
Total Long-Term Investments (Cost — $35,135,183) — 127.1%		47,500,838

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (c)(d)	1,148,928	1,148,928
Total Short-Term Securities (Cost — $1,148,928) — 3.1%		1,148,928
Total Investments Before Investments Sold Short (Cost — $36,284,111*) — 130.2%		48,649,766

Investments Sold Short
Automobiles — (0.3)%
Tesla Motors, Inc.	540	(120,101)
Biotechnology — (1.6)%
Alnylam Pharmaceuticals, Inc.	1,210	(117,370)
BioMarin Pharmaceutical, Inc.	1,330	(120,232)
Intercept Pharmaceuticals, Inc.	840	(131,040)
Seattle Genetics, Inc.	3,330	(106,993)
Vertex Pharmaceuticals, Inc.	1,020	(121,176)

		(596,811)
Building Products — (0.6)%
Armstrong World Industries, Inc.	2,400	(122,688)
USG Corp.	4,190	(117,278)

		(239,966)
Capital Markets — (0.7)%
Artisan Partners Asset Management, Inc., Class A	2,350	(118,745)
NorthStar Asset Management Group, Inc.	5,580	(125,941)

		(244,686)
Chemicals — (0.6)%
FMC Corp.	2,110	(120,333)
WR Grace & Co.	1,230	(117,330)

		(237,663)

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Communications Equipment — (1.3)%
JDS Uniphase Corp.	9,010	$(123,617)
Juniper Networks, Inc.	5,370	(119,858)
Motorola Solutions, Inc.	1,850	(124,098)
Riverbed Technology, Inc.	6,150	(125,523)

		(493,096)
Construction Materials — (0.3)%
Martin Marietta Materials, Inc.	1,020	(112,526)
Containers & Packaging — (0.3)%
AptarGroup, Inc.	1,810	(120,980)
Diversified Financial Services — (0.4)%
FNFV Group	8,170	(128,596)
Diversified Telecommunication Services — (0.3)%
Level 3 Communications, Inc.	2,480	(122,462)
Food & Staples Retailing — (0.4)%
Sprouts Farmers Market, Inc.	3,950	(134,221)
Gas Utilities — (0.3)%
National Fuel Gas Co.	1,750	(121,679)
Health Care Technology — (1.1)%
Allscripts Healthcare Solutions, Inc.	9,950	(127,062)
athenahealth, Inc.	1,020	(148,614)
IMS Health Holdings, Inc.	4,680	(119,995)

		(395,671)
Hotels, Restaurants & Leisure — (1.3)%
Six Flags Entertainment Corp.	2,880	(124,272)
The Wendy’s Co.	13,670	(123,440)
Wynn Resorts Ltd.	730	(108,595)
Yum! Brands, Inc.	1,530	(111,461)

		(467,768)
Household Products — (0.3)%
Colgate-Palmolive Co.	1,730	(119,699)
Insurance — (0.3)%
FNF Group	3,660	(126,087)
Internet & Catalog Retail — (1.9)%
Amazon.com, Inc.	380	(117,933)
Groupon, Inc.	16,510	(136,373)
Liberty Ventures, Series A	3,220	(121,458)
Netflix, Inc.	340	(116,147)
TripAdvisor, Inc.	1,560	(116,470)
Zulily, Inc., Class A	4,570	(106,938)

		(715,319)
Internet Software & Services — (1.3)%
CoStar Group, Inc.	720	(132,214)
HomeAway, Inc.	3,760	(111,973)
Pandora Media, Inc.	6,570	(117,143)
Yelp, Inc.	2,230	(122,048)

		(483,378)
Life Sciences Tools & Services — (0.3)%
Agilent Technologies, Inc.	2,840	(116,270)
Machinery — (0.3)%
Navistar International Corp.	3,210	(107,471)
Media — (1.1)%
Charter Communications, Inc., Class A	720	(119,966)
Clear Channel Outdoor Holdings, Inc., Class A	14,780	(156,520)

Investments Sold Short	Shares	Value
Media (concluded)
Morningstar, Inc.	1,810	$(117,125)

		(393,611)
Metals & Mining — (0.7)%
Allegheny Technologies, Inc.	3,510	(122,043)
Tahoe Resources, Inc.	8,860	(122,888)

		(244,931)
Multiline Retail — (0.6)%
JC Penney Co., Inc.	18,080	(117,158)
Sears Holdings Corp.	2,630	(86,737)

		(203,895)
Multi-Utilities — (0.3)%
Dominion Resources, Inc.	1,660	(127,654)
Oil, Gas & Consumable Fuels — (4.0)%
Cheniere Energy, Inc.	1,700	(119,680)
Cobalt International Energy, Inc.	14,010	(124,549)
Concho Resources, Inc.	1,260	(125,685)
EQT Corp.	1,380	(104,466)
Laredo Petroleum, Inc.	13,080	(135,378)
Memorial Resource Development Corp.	6,630	(119,539)
ONEOK, Inc.	2,290	(114,019)
Pioneer Natural Resources Co.	840	(125,034)
QEP Resources, Inc.	5,400	(109,188)
Range Resources Corp.	2,040	(109,038)
SandRidge Energy, Inc.	49,610	(90,290)
Teekay Corp.	2,360	(120,100)
Ultra Petroleum Corp.	6,940	(91,330)

		(1,488,296)
Pharmaceuticals — (0.4)%
Salix Pharmaceuticals Ltd.	1,140	(131,032)
Real Estate Investment Trusts (REITs) — (1.4)%
Boston Properties, Inc.	430	(55,337)
Crown Castle International Corp.	710	(55,877)
NorthStar Realty Finance Corp.	3,150	(55,377)
Outfront Media, Inc.	2,266	(60,819)
Plum Creek Timber Co., Inc.	1,350	(57,767)
Rayonier, Inc.	2,080	(58,115)
Senior Housing Properties Trust	2,520	(55,717)
Taubman Centers, Inc.	710	(54,258)
Washington Prime Group, Inc.	3,320	(57,170)

		(510,437)
Real Estate Management & Development — (0.4)%
Forest City Enterprises, Inc., Class A	2,610	(55,593)
The Howard Hughes Corp.	400	(52,168)
Realogy Holdings Corp.	1,230	(54,723)

		(162,484)
Road & Rail — (0.3)%
Hertz Global Holdings, Inc.	4,960	(123,702)
Semiconductors & Semiconductor Equipment — (2.5)%
Advanced Micro Devices, Inc.	45,130	(120,497)
Atmel Corp.	14,590	(122,483)
Cree, Inc.	3,500	(112,770)
Freescale Semiconductor Ltd.	4,840	(122,113)
Linear Technology Corp.	2,550	(116,280)
ON Semiconductor Corp.	11,750	(119,028)

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
SunEdison, Inc.	5,720	$(111,597)
SunPower Corp.	4,640	(119,851)

		(944,619)
Software — (2.6)%
FireEye, Inc.	4,030	(127,267)
Informatica Corp.	3,160	(120,507)
NetSuite, Inc.	1,120	(122,270)
Nuance Communications, Inc.	8,030	(114,588)
Rovi Corp.	5,390	(121,760)
ServiceNow, Inc.	1,920	(130,272)
Splunk, Inc.	1,820	(107,289)
Zynga, Inc., Class A	47,830	(127,228)

		(971,181)
Specialty Retail — (0.3)%
Cabela’s, Inc.	2,340	(123,341)
Technology Hardware, Storage & Peripherals — (0.6)%
3D Systems Corp.	3,550	(116,689)

Investments Sold Short	Shares	Value
Technology Hardware, Storage & Peripherals (concluded)
Stratasys Ltd.	1,290	$(107,212)

		(223,901)
Textiles, Apparel & Luxury Goods — (0.3)%
Kate Spade & Co.	4,000	(128,040)
Wireless Telecommunication Services — (0.6)%
Sprint Corp.	24,750	(102,713)
United States Cellular Corp.	3,140	(125,066)

		(227,779)
Total Investments Sold Short
(Proceeds — $11,600,391) — (30.0)%		(11,209,353)
Total Investments — 100.2%		37,440,413
Liabilities in Excess of Other Assets — (0.2)%		(58,057)

Net Assets — 100.0%		$37,382,356

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$36,393,264

Gross unrealized appreciation	$12,900,010
Gross unrealized depreciation	(643,508)

Net unrealized appreciation	$12,256,502

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with short sales.

(c)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	299,052	849,876	1,148,928	$145

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014	5

Schedule of Investments (concluded)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$47,500,838	—	—	$47,500,838
Short-Term Securities	1,148,928	—	—	1,148,928
Liabilities:
Investments:
Investments Sold Short[1]	(11,209,353)	—	—	(11,209,353)

Total	$37,440,413	—	—	$37,440,413

[1]	See above Schedule of Investments for values in each industry.

During the period ended December 31, 2014, there were no transfers between levels.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio	$1,186,832,360
Total Investments (Cost — $882,565,647) — 100.1%	1,186,832,360
Liabilities in Excess of Other Assets — (0.1)%	(885,750)

Net Assets — 100.0%	$1,185,946,610

Notes to Schedule of Investments

BlackRock Large Cap Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,186,832,360 and 95.8%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014	7

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Large Cap Value Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$824,476,144
Total Investments (Cost — $580,738,914) — 100.1%	824,476,144
Liabilities in Excess of Other Assets — (0.1)%	(783,485)

Net Assets — 100.0%	$823,692,659

Notes to Schedule of Investments

BlackRock Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $824,476,144 and 82.8%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2014, there were no transfers between levels.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio	$1,674,937
Total Investments (Cost — $2,200,189) — 100.1%	1,674,937
Liabilities in Excess of Other Assets — (0.1)%	(1,328)

Net Assets — 100.0%	$1,673,609

Notes to Schedule of Investments

BlackRock Large Cap Core Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,674,937 and 0.1%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014	9

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Large Cap Growth Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio	$922,316
Total Investments (Cost — $135,959) — 100.0%	922,316
Liabilities in Excess of Other Assets — 0.0%	(359)

Net Assets — 100.0%	$921,957

Notes to Schedule of Investments

BlackRock Large Cap Growth Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $922,316 and 0.1%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2014, there were no transfers between levels.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Large Cap Value Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$171,296,142
Total Investments (Cost — $153,896,500) — 100.0%	171,296,142
Other Assets Less Liabilities — 0.0%	2,565

Net Assets — 100.0%	$171,298,707

Notes to Schedule of Investments

BlackRock Large Cap Value Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $171,296,142 and 17.2%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014	11

Schedule of Investments December 31, 2014 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.9%
Raytheon Co.	208,300	$22,531,811
Air Freight & Logistics — 1.2%
FedEx Corp.	165,000	28,653,900
Airlines — 2.0%
Delta Air Lines, Inc.	76,300	3,753,197
Southwest Airlines Co.	451,400	19,103,248
United Continental Holdings, Inc. (a)	389,900	26,080,411

		48,936,856
Banks — 12.3%
Bank of America Corp.	3,883,606	69,477,711
Citigroup, Inc.	987,518	53,434,599
JPMorgan Chase & Co.	1,156,024	72,343,982
SunTrust Banks, Inc.	805,200	33,737,880
U.S. Bancorp	1,399,975	62,928,876
Wells Fargo & Co.	234,900	12,877,218

		304,800,266
Beverages — 2.5%
Dr. Pepper Snapple Group, Inc.	501,600	35,954,688
Molson Coors Brewing Co., Class B	351,400	26,186,328

		62,141,016
Biotechnology — 1.9%
Amgen, Inc.	286,000	45,556,940
Forward Pharma A/S — ADR (a)	104,490	2,176,527

		47,733,467
Capital Markets — 1.1%
The Goldman Sachs Group, Inc.	142,900	27,698,307
Chemicals — 0.6%
Cabot Corp.	151,874	6,661,194
The Dow Chemical Co.	193,100	8,807,291

		15,468,485
Commercial Services & Supplies — 0.5%
Tyco International PLC	280,110	12,285,625
Communications Equipment — 3.8%
Brocade Communications Systems, Inc.	1,997,742	23,653,265
Cisco Systems, Inc.	1,467,600	40,821,294
QUALCOMM, Inc.	395,200	29,375,216

		93,849,775
Construction & Engineering — 0.8%
AECOM Technology Corp. (a)	615,000	18,677,550
Consumer Finance — 3.0%
Discover Financial Services	796,200	52,143,138
SLM Corp.	2,149,740	21,905,851

		74,048,989

Common Stocks	Shares	Value
Containers & Packaging — 0.7%
Packaging Corp. of America	222,913	$17,398,360
Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity Ltd.	117,820	7,452,115
Zebra Technologies Corp., Class A (a)	121,300	9,389,833

		16,841,948
Energy Equipment & Services — 2.8%
Halliburton Co.	269,500	10,599,435
Oceaneering International, Inc.	80,700	4,745,967
Schlumberger Ltd.	537,200	45,882,252
Weatherford International PLC (a)	706,200	8,085,990

		69,313,644
Food & Staples Retailing — 3.6%
CVS Health Corp.	825,025	79,458,158
Wal-Mart Stores, Inc.	115,300	9,901,964

		89,360,122
Food Products — 0.3%
Pilgrim’s Pride Corp. (a)	74,000	2,426,460
Tyson Foods, Inc., Class A	116,300	4,662,467

		7,088,927
Health Care Providers & Services — 8.6%
Aetna, Inc.	508,400	45,161,172
Centene Corp. (a)	232,600	24,155,510
Cigna Corp.	290,000	29,843,900
Humana, Inc.	75,500	10,844,065
Laboratory Corp. of America Holdings (a)	67,800	7,315,620
McKesson Corp.	145,525	30,208,079
UnitedHealth Group, Inc.	364,900	36,887,741
Universal Health Services, Inc., Class B	252,550	28,098,713

		212,514,800
Hotels, Restaurants & Leisure — 0.8%
Aramark	167,806	5,227,157
Las Vegas Sands Corp.	258,300	15,022,728

		20,249,885
Household Durables — 0.5%
PulteGroup, Inc.	513,200	11,013,272
Industrial Conglomerates — 2.4%
3M Co.	364,575	59,906,964
Insurance — 3.6%
American International Group, Inc.	1,025,300	57,427,053
The Travelers Cos., Inc.	290,400	30,738,840

		88,165,893
Internet & Catalog Retail — 0.4%
The Priceline Group, Inc. (a)	9,620	10,968,820

Portfolio Abbreviation

ADR	American Depositary Receipts

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services — 4.0%
Facebook, Inc., Class A (a)	523,400	$40,835,668
Google, Inc., Class A (a)	55,995	29,714,307
Google, Inc., Class C (a)	55,545	29,238,888

		99,788,863
IT Services — 3.4%
Alliance Data Systems Corp. (a)	18,700	5,349,135
Amdocs Ltd.	331,099	15,447,424
MasterCard, Inc., Class A	569,000	49,025,040
Total System Services, Inc.	383,254	13,015,306

		82,836,905
Machinery — 1.4%
Parker Hannifin Corp.	150,366	19,389,696
WABCO Holdings, Inc. (a)	141,200	14,794,936

		34,184,632
Media — 2.7%
Comcast Corp., Class A	1,159,600	67,268,396
Metals & Mining — 0.2%
Vale SA — ADR	444,700	3,637,646
Multiline Retail — 0.7%
Macy’s, Inc.	263,800	17,344,850
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	208,700	8,642,267
Oil, Gas & Consumable Fuels — 4.4%
BP PLC — ADR	710,400	27,080,448
Exxon Mobil Corp.	12,500	1,155,625
Hess Corp.	284,282	20,985,697
Marathon Petroleum Corp.	157,833	14,246,006
PBF Energy, Inc., Class A	218,200	5,812,848
Suncor Energy, Inc.	1,063,040	33,783,411
Tesoro Corp.	87,393	6,497,669

		109,561,704
Paper & Forest Products — 0.7%
Domtar Corp.	453,000	18,219,660
Pharmaceuticals — 4.4%
AstraZeneca PLC — ADR	356,000	25,055,280
Johnson & Johnson	59,725	6,245,443
Merck & Co., Inc.	230,843	13,109,574
Shire PLC — ADR	87,000	18,490,980
Teva Pharmaceutical Industries Ltd. — ADR	782,936	45,026,649

		107,927,926

Common Stocks	Shares	Value
Road & Rail — 1.6%
Norfolk Southern Corp.	296,800	$32,532,248
Union Pacific Corp.	62,000	7,386,060

		39,918,308
Semiconductors & Semiconductor Equipment — 4.5%
Intel Corp.	1,519,800	55,153,542
Micron Technology, Inc. (a)	1,592,200	55,742,922

		110,896,464
Software — 1.8%
Microsoft Corp.	406,300	18,872,635
Oracle Corp.	547,050	24,600,839

		43,473,474
Specialty Retail — 5.0%
The Home Depot, Inc.	261,000	27,397,170
Lowe’s Cos., Inc.	976,700	67,196,960
Ross Stores, Inc.	315,200	29,710,752

		124,304,882
Technology Hardware, Storage & Peripherals — 6.7%
Apple Inc.	276,420	30,511,240
EMC Corp.	1,262,500	37,546,750
Hewlett-Packard Co.	889,676	35,702,698
SanDisk Corp.	159,600	15,637,608
Western Digital Corp.	416,790	46,138,653

		165,536,949
Total Long-Term Investments (Cost — $1,781,476,142) — 96.9%		2,393,191,608

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)(c)	77,505,777	77,505,777
Total Short-Term Securities (Cost — $77,505,777) — 3.2%		77,505,777
Total Investments (Cost — $1,858,981,919*) — 100.1%		2,470,697,385
Liabilities in Excess of Other Assets — (0.1)%		(1,663,087)

Net Assets — 100.0%		$2,469,034,298

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,862,575,642

Gross unrealized appreciation	$643,939,505
Gross unrealized depreciation	(35,817,762)

Net unrealized appreciation	$608,121,743

(a)	Non-income producing security.

(b)	During the period ended December 31, 2014, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at December 31, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	11,267,596	66,238,181	77,505,777	$11,871	$6,359

(c)	Represents the current yield as of report date.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014	13

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Portfolio’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,393,191,608	—	—	$2,393,191,608
Short-Term Securities	77,505,777	—	—	77,505,777

Total	$2,470,697,385	—	—	$2,470,697,385

[1]	See above Schedule of Investments for values in each industry.

During the period ended December 31, 2014, there were no transfers between levels.

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.9%
Lockheed Martin Corp.	23,370	$4,500,361
Rockwell Collins, Inc.	76,600	6,471,168

		10,971,529
Air Freight & Logistics — 1.2%
FedEx Corp.	83,790	14,550,971
Airlines — 2.2%
Delta Air Lines, Inc.	64,040	3,150,128
Southwest Airlines Co.	224,100	9,483,912
United Continental Holdings, Inc. (a)	224,430	15,012,123

		27,646,163
Banks — 2.5%
U.S. Bancorp	560,410	25,190,429
Wells Fargo & Co.	103,400	5,668,388

		30,858,817
Beverages — 2.6%
The Coca-Cola Co.	311,820	13,165,040
Dr. Pepper Snapple Group, Inc.	265,870	19,057,562

		32,222,602
Biotechnology — 3.1%
Amgen, Inc.	232,600	37,050,854
Forward Pharma A/S — ADR (a)	52,770	1,099,199

		38,150,053
Chemicals — 2.4%
The Dow Chemical Co.	108,060	4,928,617
PPG Industries, Inc.	106,415	24,597,827

		29,526,444
Communications Equipment — 1.8%
QUALCOMM, Inc.	295,530	21,966,745
Construction & Engineering — 0.5%
AECOM Technology Corp. (a)	215,290	6,538,357
Consumer Finance — 3.0%
Discover Financial Services	373,625	24,468,701
SLM Corp.	1,247,083	12,707,776

		37,176,477
Containers & Packaging — 0.7%
Packaging Corp. of America	112,900	8,811,845
Electrical Equipment — 0.3%
SolarCity Corp. (a)(b)	74,250	3,970,890
Electronic Equipment, Instruments & Components — 0.8%
TE Connectivity Ltd.	71,380	4,514,785
Zebra Technologies Corp., Class A (a)	64,200	4,969,722

		9,484,507

Common Stocks	Shares	Value
Energy Equipment & Services — 3.5%
Halliburton Co.	162,740	$6,400,564
Oceaneering International, Inc.	113,500	6,674,935
Schlumberger Ltd.	356,710	30,466,601

		43,542,100
Food & Staples Retailing — 3.1%
CVS Health Corp.	347,500	33,467,725
Wal-Mart Stores, Inc.	58,500	5,023,980

		38,491,705
Food Products — 0.2%
Tyson Foods, Inc., Class A	59,700	2,393,373
Health Care Providers & Services — 8.0%
Aetna, Inc.	242,800	21,567,924
Centene Corp. (a)	156,230	16,224,485
Cigna Corp.	132,330	13,618,080
Laboratory Corp. of America Holdings (a)	32,900	3,549,910
McKesson Corp.	97,040	20,143,563
UnitedHealth Group, Inc.	38,020	3,843,442
Universal Health Services, Inc., Class B	177,766	19,778,245

		98,725,649
Hotels, Restaurants & Leisure — 1.2%
Aramark	86,977	2,709,334
Las Vegas Sands Corp.	213,300	12,405,528

		15,114,862
Industrial Conglomerates — 2.7%
3M Co.	201,605	33,127,734
Insurance — 1.2%
The Travelers Cos., Inc.	136,820	14,482,397
Internet & Catalog Retail — 1.0%
The Priceline Group, Inc. (a)	11,320	12,907,177
Internet Software & Services — 6.6%
Facebook, Inc., Class A (a)	379,920	29,641,358
Google, Inc., Class A (a)	48,325	25,644,145
Google, Inc., Class C (a)	50,795	26,738,488

		82,023,991
IT Services — 6.7%
Alliance Data Systems Corp. (a)	78,975	22,590,799
Amdocs Ltd.	92,020	4,293,193
DST Systems, Inc.	141,690	13,340,114
MasterCard, Inc., Class A	346,300	29,837,208
Total System Services, Inc.	248,868	8,451,557
Visa, Inc., Class A	14,760	3,870,072

		82,382,943

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014	15

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery — 2.2%
Dover Corp.	41,010	$2,941,237
Parker Hannifin Corp.	114,540	14,769,933
WABCO Holdings, Inc. (a)	91,600	9,597,848

		27,309,018
Media — 4.5%
Comcast Corp., Class A	696,100	40,380,761
Omnicom Group, Inc.	129,020	9,995,179
The Walt Disney Co.	62,790	5,914,190

		56,290,130
Multiline Retail — 0.5%
Macy’s, Inc.	88,330	5,807,698
Oil, Gas & Consumable Fuels — 1.9%
Marathon Petroleum Corp.	41,806	3,773,410
PBF Energy, Inc., Class A	103,994	2,770,400
Suncor Energy, Inc.	553,285	17,583,397

		24,127,207
Pharmaceuticals — 2.8%
Shire PLC — ADR	52,860	11,234,864
Teva Pharmaceutical Industries Ltd. — ADR	408,302	23,481,448

		34,716,312
Road & Rail — 2.0%
Norfolk Southern Corp.	170,450	18,683,025
Union Pacific Corp.	54,930	6,543,811

		25,226,836
Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	577,690	20,964,370
Micron Technology, Inc. (a)	829,900	29,054,799

		50,019,169
Software — 6.0%
Microsoft Corp.	1,046,950	48,630,827
Oracle Corp.	576,250	25,913,963

		74,544,790

Common Stocks	Shares	Value
Specialty Retail — 7.5%
The Home Depot, Inc.	233,340	$24,493,700
Lowe’s Cos., Inc.	506,800	34,867,840
Ross Stores, Inc.	169,900	16,014,774
TJX Cos., Inc.	248,900	17,069,562

		92,445,876
Technology Hardware, Storage & Peripherals — 6.7%
Apple Inc.	484,145	53,439,925
EMC Corp.	710,840	21,140,382
SanDisk Corp.	81,400	7,975,572

		82,555,879
Textiles, Apparel & Luxury Goods — 0.8%
VF Corp.	130,410	9,767,709
Total Long-Term Investments (Cost — $842,651,611) — 95.1%		1,177,877,955

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (c)(d)	62,192,967	62,192,967
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (c)(d)(e)	$1,611	1,611,115
Total Short-Term Securities (Cost — $63,804,082) — 5.1%		63,804,082
Total Investments (Cost — $906,455,693*) — 100.2%		1,241,682,037
Liabilities in Excess of Other Assets — (0.2)%		(2,577,601)

Net Assets — 100.0%		$1,239,104,436

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$907,757,314

Gross unrealized appreciation	$341,741,946
Gross unrealized depreciation	(7,817,223)

Net unrealized appreciation	$333,924,723

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended December 31, 2014, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2014	Net Activity	Shares/Beneficial Interest Held at December 31, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	36,003,192	26,189,775	62,192,967	$12,587	$5,416
BlackRock Liquidity Series, LLC, Money Market Series	—	$1,611,115	$1,611,115	$11,518	—

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Portfolio may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
136	S&P 500 E-Mini Futures	Chicago Mercantile	March 2015	$13,956,320	$238,428

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Portfolio’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,177,877,955	—	—	$1,177,877,955
Short-Term Securities	62,192,967	$1,611,115	—	63,804,082

Total	$1,240,070,922	$1,611,115	—	$1,241,682,037

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$238,428	—	—	$238,428

[2]    Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$630,000	—	—	$630,000
Liabilities:
Collateral on securities loaned at value	—	$(1,611,115)	—	(1,611,115)

Total	$630,000	$(1,611,115)	—	$(981,115)

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014	17

Schedule of Investments December 31, 2014 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.9%
Raytheon Co.	134,830	$14,584,561
Rockwell Collins, Inc.	45,600	3,852,288

		18,436,849
Air Freight & Logistics — 1.3%
FedEx Corp.	75,110	13,043,603
Airlines — 2.2%
Delta Air Lines, Inc.	54,800	2,695,612
Southwest Airlines Co.	224,400	9,496,608
United Continental Holdings, Inc. (a)	151,600	10,140,524

		22,332,744
Banks — 18.5%
Bank of America Corp.	2,215,258	39,630,966
Citigroup, Inc.	617,526	33,414,332
JPMorgan Chase & Co.	661,785	41,414,505
SunTrust Banks, Inc.	411,000	17,220,900
U.S. Bancorp	689,195	30,979,315
Wells Fargo & Co.	389,725	21,364,725

		184,024,743
Beverages — 1.2%
Molson Coors Brewing Co., Class B	155,300	11,572,956
Biotechnology — 1.0%
Amgen, Inc.	61,500	9,796,335
Capital Markets — 1.9%
The Goldman Sachs Group, Inc.	99,408	19,268,253
Chemicals — 1.0%
Cabot Corp.	70,744	3,102,832
The Dow Chemical Co.	145,100	6,618,011

		9,720,843
Commercial Services & Supplies — 1.1%
Tyco International PLC	250,625	10,992,413
Communications Equipment — 3.7%
Brocade Communications Systems, Inc.	851,831	10,085,679
Cisco Systems, Inc.	957,800	26,641,207

		36,726,886
Construction & Engineering — 0.9%
AECOM Technology Corp. (a)	302,500	9,186,925
Consumer Finance — 3.2%
Discover Financial Services	346,320	22,680,497
SLM Corp.	888,245	9,051,216

		31,731,713
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B (a)	45,700	6,861,855
Electronic Equipment, Instruments & Components — 0.3%
TE Connectivity Ltd.	52,430	3,316,197

Common Stocks	Shares	Value
Energy Equipment & Services — 0.7%
Halliburton Co.	123,100	$4,841,523
Weatherford International PLC (a)	216,900	2,483,505

		7,325,028
Food & Staples Retailing — 4.7%
CVS Health Corp.	427,800	41,201,418
Wal-Mart Stores, Inc.	71,000	6,097,480

		47,298,898
Food Products — 0.3%
Pilgrim’s Pride Corp. (a)	29,800	977,142
Tyson Foods, Inc., Class A	47,800	1,916,302

		2,893,444
Health Care Providers & Services — 7.5%
Aetna, Inc.	220,800	19,613,664
Cigna Corp.	128,800	13,254,808
Humana, Inc.	37,300	5,357,399
Laboratory Corp. of America Holdings (a)	28,200	3,042,780
UnitedHealth Group, Inc.	198,180	20,034,016
Universal Health Services, Inc., Class B	115,948	12,900,374

		74,203,041
Hotels, Restaurants & Leisure — 0.2%
Aramark	66,358	2,067,052
Household Durables — 0.5%
PulteGroup, Inc.	230,700	4,950,822
Household Products — 0.2%
The Procter & Gamble Co.	25,200	2,295,468
Industrial Conglomerates — 2.9%
3M Co.	137,775	22,639,188
General Electric Co.	259,865	6,566,789

		29,205,977
Insurance — 5.0%
American International Group, Inc.	552,560	30,948,886
The Chubb Corp.	42,300	4,376,781
The Travelers Cos., Inc.	133,440	14,124,624

		49,450,291
IT Services — 2.0%
Amdocs Ltd.	138,828	6,477,020
DST Systems, Inc.	78,600	7,400,190
Total System Services, Inc.	166,776	5,663,713

		19,540,923
Machinery — 1.2%
Parker Hannifin Corp.	92,500	11,927,875
Media — 2.1%
Comcast Corp., Class A	368,800	21,394,088

Portfolio Abbreviation

ADR	American Depositary Receipts

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining — 0.1%
Vale SA — ADR	102,700	$840,086
Multiline Retail — 0.9%
Macy’s, Inc.	133,900	8,803,925
Multi-Utilities — 0.6%
Public Service Enterprise Group, Inc.	133,200	5,515,812
Oil, Gas & Consumable Fuels — 8.7%
BP PLC — ADR	407,300	15,526,276
Chevron Corp.	37,585	4,216,285
Exxon Mobil Corp.	304,225	28,125,601
Hess Corp.	142,300	10,504,586
Marathon Petroleum Corp.	61,732	5,571,930
PBF Energy, Inc., Class A	116,600	3,106,224
Suncor Energy, Inc.	466,390	14,821,874
Tesoro Corp.	57,427	4,269,697

		86,142,473
Paper & Forest Products — 0.9%
Domtar Corp.	231,600	9,314,952
Pharmaceuticals — 6.3%
AstraZeneca PLC — ADR	141,200	9,937,656
Johnson & Johnson	71,200	7,445,384
Merck & Co., Inc.	280,920	15,953,447
Pfizer, Inc.	325,795	10,148,514
Teva Pharmaceutical Industries Ltd. — ADR	326,552	18,780,005

		62,265,006
Road & Rail — 0.8%
Norfolk Southern Corp.	75,800	8,308,438
Semiconductors & Semiconductor Equipment — 4.9%
Intel Corp.	782,300	28,389,667

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Micron Technology, Inc. (a)	593,200	$20,767,932

		49,157,599
Software — 0.5%
Oracle Corp.	119,600	5,378,412
Specialty Retail — 2.8%
Lowe’s Cos., Inc.	403,700	27,774,560
Technology Hardware, Storage & Peripherals — 6.1%
EMC Corp.	442,000	13,145,080
Hewlett-Packard Co.	496,274	19,915,476
SanDisk Corp.	65,400	6,407,892
Seagate Technology PLC	23,100	1,536,150
Western Digital Corp.	179,490	19,869,543

		60,874,141
Total Long-Term Investments (Cost — $722,771,899) — 98.8%		983,940,626

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (b)(c)	12,173,137	12,173,137
Total Short-Term Securities (Cost — $12,173,137) — 1.2%		12,173,137
Total Investments (Cost — $734,945,036*) — 100.0%		996,113,763
Liabilities in Excess of Other Assets — 0.0%		(301,920)

Net Assets — 100.0%		$995,811,843

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$752,243,909

Gross unrealized appreciation	$256,396,717
Gross unrealized depreciation	(12,526,863)

Net unrealized appreciation	$243,869,854

(a)	Non-income producing security.

(b)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at December 31, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	15,209,518	(3,036,381)	12,173,137	$3,614	$1,522

(c)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014	19

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Portfolio’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$983,940,626	—	—	$983,940,626
Short-Term Securities	12,173,137	—	—	12,173,137

Total	$996,113,763	—	—	$996,113,763

[1]	See above Schedule of Investments for values in each industry.

During the period ended December 31, 2014, there were no transfers between levels.

20	BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 23, 2015